Other Payables	12 Months Ended
Dec. 31, 2019
Other Payables [Abstract]
Other payables

Note 9 – Other payables

	December 31,
	2018	2019
	Thousands USD	Thousands USD

Accrued expenses	252	406
Contract liabilities	355	991
Current portion of other long-term liability	57	-
Lease liability	-	1,055
Employees and related liabilities	665	616
Government authorities	272	249
Current maturities in respect of government grants	550	231
Others	27	27
	2,178	3,575